Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Schedule of Borrowing	Borrowing as of December 31, 2022 and 2023 represented the following:
	As of December 31,
	2022		2023
Short-term borrowings	NT$	108,370	NT$	90,000
Long-term borrowings, current	NT$	21,067	NT$	7,316
Long-term borrowings, non-current		47,700		43,157
Subtotal of long-term borrowings	NT$	68,767	NT$	50,473
Total borrowings	NT$	177,137	NT$	140,473

Schedule of Long Term Bank Borrowing	The borrowing period and interest rate range represented the following:
Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2022
Chuang Hwa Bank	1.90%	November 11, 2022	November 11, 2023	NT$	82,000
First Commercial Bank	1.75%~2.08%	June 10, 2022	April 6, 2023		26,370
Total				NT$	108,370
Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023
Chuang Hwa Bank	1.81%	November 13, 2023	November 13, 2024	NT$	82,000
E.Sun Bank	2.43%	October 28, 2023	April 28, 2024		8,000
Total				NT$	90,000

Schedule of Long Term Bank Borrowing	The borrowing period and interest rate range represented the following:
Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2022		As of December 31, 2023
Guaranteed borrowing	2.15%	December 05, 2022	December 05, 2027	NT$	15,800	NT$	12,640
Credit borrowing	2.0%~2.1%	August 21, 2020	June 29, 2026		52,967		37,833
Total				NT$	68,767	NT$	50,473